PROFUND VP SEMICONDUCTOR
PROFUND VP SEMICONDUCTOR
Investment Objective
ProFund VP Semiconductor (the "Fund") seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. SemiconductorsSM Index (the "Index").
Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.

Annual Fund Operating Expenses (expenses that you pay each year as apercentage of the value of your investment)
Annual Fund Operating Expenses	PROFUND VP SEMICONDUCTOR PROFUND VP SEMICONDUCTOR
Investment Advisory Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.61%
Total Annual Fund Operating Expenses	1.61%	[1]
[1]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 1.68% through April 30, 2019. After such date, the expense limitation may be terminated or revised by ProFund Advisors. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period; however, such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
PROFUND VP SEMICONDUCTOR | PROFUND VP SEMICONDUCTOR | USD ($)	164	508	876	1,911

The Fund pays transaction costs associated with the purchase and sale of securities. These costs are not reflected in the table or the example above.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 297% of the average value of its entire portfolio.

Principal Investment Strategies

The Fund invests in equity securities that ProFund Advisors believes, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the semiconductor sector of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as semiconductor capital equipment and mother-boards. As of December 31, 2017, the Index included companies with capitalizations between $1.4 billion and $216.0 billion. The average capitalization of the companies comprising the Index was approximately $29.9 billion. The Index is published under the Bloomberg ticker symbol "DJUSSC."

The securities that the Fund will principally invest in are set forth below.

> Equity Securities — The Fund invests in common stock issued by public companies.

ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Index. The Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index, with the intent of obtaining exposure with aggregate characteristics similar to those of the Index. ProFund Advisors does not invest the assets of the Fund in securities based on ProFund Advisors' view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional investment research or analysis or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities that, in combination, provide exposure to the Index without regard to market conditions, trends or direction.

The Fund will concentrate its investments in a particular group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on December 31, 2017, the Index was concentrated in the information technology industry group.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the back of the Fund's Full Prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund's ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund's expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund's correlation with the Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to securities may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund's correlation with the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or underexposed to the Index and may be impacted by Index reconstitutions and Index rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the Index and may hinder the Fund's ability to meet its investment objective.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities may be restricted, which may result in the Fund being unable to buy or sell certain securities. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Further, stocks in the Index may underperform other equity investments. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease over short or long periods of time.

Index Performance Risk — The Fund is linked to an Index maintained by a third party provider unaffiliated with the Fund or the Advisor. There can be no guarantee or assurance that the methodology used by the third party provider to create the Index will result in the Fund achieving high, or even positive, returns. Further, there can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error. It is also possible that the value of the Index may be subject to intentional manipulation by third-party market participants. The particular Index used by the Fund may underperform other asset classes and may underperform other similar indices. Each of these factors could have a negative impact on the performance of the Fund.

Information Technology Industry Risk — The Fund is subject to risks faced by companies in the information technology industry to the same extent as the Index is so concentrated. Securities of information technology companies may be subject to greater volatility than stocks of companies in other market industries. Like other technology companies, information technology companies may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources or personnel. Information technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies also are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. A small number of companies represent a large portion of the information technology industry as a whole.

Large-Cap Company Investment Risk — The Index and, by extension, the Fund are exposed to stocks of large-cap companies. Although returns on investments in large-cap companies are often perceived as being less volatile than the returns of companies with smaller market capitalizations, the return on large-cap securities could trail the returns on investments in smaller and midsized companies for a number of reasons. For example, large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940 ("1940 Act"), and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event. This may increase the Fund's volatility and could cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance. This risk may be particularly acute if the Index is comprised of a small number of securities. Notwithstanding the Fund's status as a "non-diversified" investment company under the 1940 Act, the Fund intends to qualify as a "regulated investment company" ("RIC") accorded special tax treatment under the Internal Revenue Code, which imposes its own diversification requirements that are less restrictive than the requirements applicable to "diversified" investment companies under the 1940 Act.

Portfolio Turnover Risk — The Fund's strategy may involve high portfolio turnover to manage the Fund's investment exposure. Additionally, active trading of the Fund's shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage and other transaction costs.

Semiconductors and Semiconductor Equipment Industry Risk — The Fund is subject to risks faced by companies in the semiconductor and semiconductor equipment industry to the same extent as the Index is so concentrated, including: intense competition, both domestically and internationally, including competition from subsidized foreign competitors with lower production costs; wide fluctuations in securities prices due to risks of rapid obsolescence of products; economic performance of the customers of semiconductor companies; their research costs and the risks that their products may not prove commercially successful; capital equipment expenditures that could be substantial and suffer from rapid obsolescence; and thin capitalization and limited product lines, markets, financial resources or personnel. The semiconductors industry may also be affected by risks that affect the broader technology industry, including: government regulation; dramatic and often unpredictable changes in growth rates and competition for qualified personnel; heavy dependence on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability; and a small number of companies representing a large portion of the technology industry as a whole.

Tax Risk — In order to qualify for the special tax treatment accorded a RIC and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from "qualifying income," meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund's pursuit of its investment strategies will potentially be limited by the Fund's intention to qualify for such treatment and could adversely affect the Fund's ability to so qualify. The Fund can make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund's net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the Statement of Additional Information for more information.

Valuation Risk — In certain circumstances, portfolio securities may be valued using techniques other than market quotations. The value established for a portfolio security may be different from what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including "fair valued" securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the back of the Fund's Full Prospectus for additional details.

Investment Results

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.

Annual Returns as of December 31 each year

Best Quarter (ended 09/30/2009): 20.91%; Worst Quarter (ended 12/31/2008): -27.07%.
Average Annual Total Returns as of December 31, 2017
Average Annual Returns - PROFUND VP SEMICONDUCTOR		1 Year	5 Years	10 Years	Inception Date
PROFUND VP SEMICONDUCTOR		35.55%	24.73%	9.91%	May 01, 2002
S&P 500®	[1]	21.83%	15.79%	8.50%	May 01, 2002
Dow Jones U.S. Semiconductors℠ Index	[1]	38.18%	27.13%	11.84%	May 01, 2002
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.